Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.4%
International Equity Funds - 20.9%
Transamerica Emerging Markets Equity, Class I2 (A)	27,932	$ 312,281
Transamerica International Equity, Class I2 (A)	49,389	1,227,791
Transamerica International Stock, Class I2 (A)	98,549	1,466,412
Transamerica TSW International Equity VP, Initial Class (A)	10,894	191,952
		3,198,436
International Mixed Allocation Fund - 0.5%
Transamerica Aegon Bond VP, Initial Class (A)	7,880	74,706
U.S. Equity Funds - 49.4%
Transamerica Aegon Sustainable Equity Income VP, Initial Class (A)	16,585	375,473
Transamerica Large Cap Value, Class I2 (A)	190,021	3,262,663
Transamerica Small Cap Growth, Class I2 (A)	32,156	162,712
Transamerica Small Cap Value, Class I2 (A)	32,166	176,589
Transamerica WMC US Growth VP, Initial Class (A)	95,099	3,600,441
		7,577,878
U.S. Fixed Income Funds - 28.6%
Transamerica Aegon Core Bond VP, Initial Class (A)	28,202	308,536
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Bond, Class I2 (A)	158,717	$ 1,279,256
Transamerica Core Bond, Class I2 (A)	326,038	2,797,408
		4,385,200
Total Investment Companies (Cost $14,346,078)		15,236,220

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.35% (B), dated 03/31/2026, to be repurchased at $117,197 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $119,635.	$ 117,192	117,192
Total Repurchase Agreement (Cost $117,192)		117,192
Total Investments (Cost $14,463,270)		15,353,412
Net Other Assets (Liabilities) - (0.1)%		(19,834)
Net Assets - 100.0%		$ 15,333,578
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$15,236,220	$—	$—	$15,236,220
Repurchase Agreement	—	117,192	—	117,192
Total Investments	$15,236,220	$117,192	$—	$15,353,412
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2026	Shares as of March 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$100	$75,000	$—	$—	$(394)	$74,706	7,880	$—	$—
Transamerica Aegon Core Bond VP, Initial Class	259,191	50,000	—	—	(655)	308,536	28,202	—	—
Transamerica Aegon Sustainable Equity Income VP, Initial Class	375,805	—	—	—	(332)	375,473	16,585	—	—
Transamerica Bond, Class I2	1,364,479	14,814	(85,000)	1,388	(16,425)	1,279,256	158,717	14,814	—
Transamerica Core Bond, Class I2	3,116,138	31,706	(315,000)	651	(36,087)	2,797,408	326,038	31,691	—
Transamerica Series Trust

Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2026	Shares as of March 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Equity, Class I2	$345,857	$—	$(50,000)	$7,210	$9,214	$312,281	27,932	$—	$—
Transamerica International Equity, Class I2	1,485,769	—	(270,000)	80,460	(68,438)	1,227,791	49,389	—	—
Transamerica International Stock, Class I2	1,521,399	—	(50,000)	15,019	(20,006)	1,466,412	98,549	—	—
Transamerica Large Cap Value, Class I2	3,348,908	76,732	(160,000)	47,334	(50,311)	3,262,663	190,021	6,731	—
Transamerica Small Cap Growth, Class I2	200,087	—	(30,000)	(10,921)	3,546	162,712	32,156	—	—
Transamerica Small Cap Value, Class I2	184,056	—	(20,000)	(283)	12,816	176,589	32,166	—	—
Transamerica TSW International Equity VP, Initial Class	82,882	110,000	—	—	(930)	191,952	10,894	—	—
Transamerica WMC US Growth VP, Initial Class	3,783,673	185,000	—	—	(368,232)	3,600,441	95,099	—	—
Total	$16,068,344	$543,252	$(980,000)	$140,858	$(536,234)	$15,236,220	1,073,628	$53,236	$—

(B)	Rate disclosed reflects the yield at March 31, 2026.
(C)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Goldman Sachs 70/30 Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust